Note 10 - Long-Term Debt (Details) - Summary of Long Tem Debt (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Bank loans	$ 45,644,000	$ 61,581,000
Less: Current portion	(12,862,000)	(15,937,000)
Long-term portion	32,782,000	45,644,000
Prospero Maritime Inc. Borrower [Member]
Debt Instrument [Line Items]
Bank loans		4,675,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,000,000	6,000,000
Manolis Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,840,000	6,480,000
Trust Navigation Corp. / Tiger Navigation Co. Borrower [Member]
Debt Instrument [Line Items]
Bank loans		2,000,000
Saf-Concord Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,250,000	6,250,000
Eleni Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	5,400,000	7,000,000
Pantelis Shipping Corp. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	7,360,000	8,480,000
Aggeliki Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	4,864,000	6,076,000
Noumea Shipping Ltd. Borrower [Member]
Debt Instrument [Line Items]
Bank loans	$ 11,930,000	$ 14,620,000